IFRS 7 - Disclosure - Market Risk - Summary of Amortized Cost and Fair Values of Non-trading Equities (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [line items]
Equity-accounted investments in associates	$ 66	$ 71
Amortized cost [member] | Non-trading Securities [member]
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [line items]
Equity securities designated at FVOCI	730	576
Equity-accounted investments in associates	66	71
Total	796	647
Financial assets at fair value [member] | Non-trading Securities [member]
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [line items]
Equity securities designated at FVOCI	836	585
Equity-accounted investments in associates	89	93
Total	$ 925	$ 678